ACCOUNTS RECEIVABLE (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE
Scheduele of Accounts Receivable
	September 30	December 31
	2022	2021

Accounts receivable	$306,288	$144,246
Accounts receivable – related parties*	153,778	137,297
Allowance for doubtful accounts	(2,517)	-
Total accounts receivable	$457,549	$281,543

	December 31,	December 31,
	2021	2020

Accounts receivable	$144,246	$10,390
Accounts receivable – related parties*	137,297	5,587
Allowance for doubtful accounts	-	(10,290)
Total accounts receivable	$281,543	$5,687